SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Accounts receivable	$ 1,165,706	$ 1,181,478
Less: provision for credit loss	(87,223)	(87,880)
Total accounts receivable, net	$ 1,078,483	$ 1,093,598